Share based payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of parameters used in relation to the new grants	Below is an overview of the parameters used in relation to the new grant during the six months ended June 30, 2026:

Stock options granted in	March 2026		June 2026 1)
Number of options granted	18,983		397,549
Average Fair value of options (in $) 2)	250.03 - 308.64		369.26 - 401.72
Share price (in $) 2)	713.80 - 822.80		924.51
Exercise price (in $) 2)	704.83		894.88
Expected volatility	38.81 - 39.99%	%	38.60%
Average Expected option life (in years)	4.30 - 6.50		5.34 - 6.36
Risk‑free interest rate	2.48 - 2.59%	%	2.48 - 2.52%
Expected dividends	–%	%	–%

1)In June 2026, the Company granted a total of 397,549 stock options of which 109,627 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of five or ten years. The expected option life ranges between 4.16 and 6.36 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years.
The total difference in fair value of the grant to Belgian taxed beneficiaries would not be material irrespective of 100% of the stock options of Belgian taxed beneficiaries with a contractual term of five or  ten years.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.